Financial Instruments and Risk Management - Offsetting Financial Assets and Liabilities (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Offsetting financial assets [abstract]
Offsetting financial assets, Gross amount	CAD 789	CAD 586
Offsetting financial assets, Amount offset	(391)	(237)
Offsetting financial assets, Net amount	399	349
Offsetting financial liabilities [abstract]
Offsetting financial liabilities, Gross amount	(1,179)	(805)
Offsetting financial liabilities, Amount offset	475	304
Offsetting financial liabilities, Net amount	(704)	(501)
Financial liabilities, derivatives
Offsetting financial liabilities [abstract]
Offsetting financial liabilities, Gross amount	(246)	(161)
Offsetting financial liabilities, Amount offset	122	70
Offsetting financial liabilities, Net amount	(123)	(91)
Financial liabilities, normal purchase and sale agreements
Offsetting financial liabilities [abstract]
Offsetting financial liabilities, Gross amount	(933)	(644)
Offsetting financial liabilities, Amount offset	353	234
Offsetting financial liabilities, Net amount	(581)	(410)
Financial assets, derivatives
Offsetting financial assets [abstract]
Offsetting financial assets, Gross amount	150	57
Offsetting financial assets, Amount offset	(111)	(38)
Offsetting financial assets, Net amount	40	19
Financial assets, normal purchase and sale agreements
Offsetting financial assets [abstract]
Offsetting financial assets, Gross amount	639	529
Offsetting financial assets, Amount offset	(280)	(199)
Offsetting financial assets, Net amount	CAD 359	CAD 330